November 30, 2009	Michelle Y. Mesack D 202.778.9405 F 202.778.9100 michelle.mesack@klgates.com

VIA EDGAR

Ms. Valerie Lithotomos
Division of Investment Management
Securities and Exchange Commission
100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Global Asset Management Trust (File Nos. 333-162441, 811-22338)
	-	Legg Mason International Opportunities Bond Fund (Class A, Class C, Class FI, Class I and Class IS)
	-	Legg Mason Manager Select Large Cap Growth Fund (Class I)
	-	Legg Mason Manager Select Large Cap Value Fund (Class I)

Pre-Effective Amendment No. 1

Dear Ms. Lithotomos,

Transmitted herewith for filing on behalf of Legg Mason Global Asset Management Trust (“Registrant”), pursuant to the Securities Act of 1933, as amended, and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, is Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A (“PEA 1”) on behalf of its series named above (“Funds”).

PEA 1 includes the prospectuses and the statements of additional information relating to the Registrant's issuance of shares of the above-named classes of the Funds. This transmission includes a conformed signature page signed by power of attorney for a majority of the trustees, the manually signed original of which is maintained at the office of the Registrant. The Registrant is filing PEA 1 to respond to comments received from the staff of the Securities and Exchange Commission (the “SEC”) on the Registrant’s initial Registration Statement on Form N-1A as filed with the SEC on October 13, 2009, to include exhibits and other information not included in the initial Registration Statement filing and to make other minor clarifying, updating and stylistic changes. A comment response letter responding to SEC staff comments on the Registrant’s initial Registration Statement filing and a “Tandy” representation letter have been filed separately as a “Correspondence” filing.

Please contact me at (202) 778-9405, Ndenisarya Bregasi at (202) 778-9021 or Arthur Delibert at (202) 778-9042 with any questions or comments you may have. Thank you for your attention.

Sincerely,

/s/ Michelle Y. Mesack

Michelle Y. Mesack